Long term debt	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Long term debt
Long term debt
a) Long term debt amounts are as follows:
Current:

	December 31, 2018	December 31, 2017
Credit facilities (note 14(b))	$1,167	$—
Mortgage (note 14(d))	386	—
Promissory notes	28,443	—
	$29,996	$—
Long term:

	December 31, 2018	December 31, 2017
Credit facilities (note 14(b))	$193,751	$32,000
Convertible Debentures (note 14(c))	39,976	40,000
Mortgage (note 14(d))	19,514	—
Promissory notes	14,494	—
Less: deferred financing costs (note 14(e))	(1,773)	(1,935)
	$265,962	$70,065

The aggregate maturities of long-term debt for each of the five years subsequent to December 31, 2018 are: $29.2 million in 2019, $14.6 million in 2020, $0.5 million in 2021, $0.5 million in 2022 and $0.5 million in 2023.
b) Credit facilities
i) Company Credit Facility

	December 31, 2018	December 31, 2017
Current portion of Credit Facility	$—	$—
Long term portion of Credit Facility	192,000	32,000
	$192,000	$32,000

On August 1, 2017, the Company entered into the Credit Facility Agreement (the "Previous Credit Facility") with a banking syndicate led by National Bank Financial Inc. The Previous Credit Facility was comprised solely of a revolving loan (the “Previous Credit Facility Revolver”) which allowed borrowing of up to $140.0 million, of which letters of credit could not exceed $25.0 million with an ability to increase the maximum borrowings by an additional $25.0 million, subject to certain conditions. The Previous Credit Facility permitted additional capital lease obligation to a limit of $100.0 million.
On November 23, 2018, the Company entered into an Amended and Restated Credit Agreement (the "Credit Facility") with a banking syndicate led by National Bank Financial Inc. The Credit Facility is comprised solely of a revolving loan (the "Revolver") which allows increased borrowings of up to $300.0 million, of which letters of credit may not exceed $25.0 million with an ability to increase the maximum borrowings by an additional $50.0 million, subject to certain conditions. This facility matures on November 23, 2021, with an option to extend on an annual basis. The Credit Facility increased the permitted capital lease obligation to a limit of $150.0 million. The Credit Facility increased permitted other debt outstanding to a limit of $20.0 million.
As at December 31, 2018, there was $0.9 million (December 31, 2017 - $0.8 million) in issued letters of credit under the Credit Facility and the unused borrowing availability was $107.1 million (December 31, 2017 - $107.2 million).
The Credit Facility has two financial covenants that must be tested quarterly on a trailing four quarter basis.

•	The first covenant is the senior leverage ratio ("Senior Leverage Ratio") which is Senior Debt compared to Bank EBITDA less NACG Acheson Ltd. rental revenue of $1.8 million (prorated in 2018).

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"Senior Debt" is defined as long term debt, capital leases and outstanding letters of credit, excluding Convertible Debentures, deferred financing costs and the mortgage related to NACG Acheson Ltd. The BDC mortgage and security are structured as permitted exclusions from the security interests of the syndicate Lenders and the Senior Debt as defined in the Credit Facility.

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"Bank EBITDA" is defined as earnings before interest, taxes, depreciation, and amortization, excluding the effects of unrealized foreign exchange gain or loss, realized and unrealized gain or loss on derivative financial instruments, cash and non-cash stock-based compensation expense, gain or loss on disposal of property, plant and equipment, gain or loss on disposal of assets held for sale and certain other non-cash items included in the calculation of net income.

The Senior Leverage Ratio under the Credit Facility is to be maintained at less than or equal to 4.0:1 with a step down to less than or equal to 3:50:1 at Q3 2019, and less than or equal to 3.0:1 at Q4 2019 and thereafter. In the event the Company enters into a material acquisition, the maximum allowable Senior Leverage Ratio would include a step up of 0.50x for four quarters following the acquisition once the covenant reverts to 3.0:1 at Q4 2019. Under the Previous Credit Facility, the Senior Leverage Ratio was to be maintained at less than or equal to 3.0:1.

•	The second covenant is the fixed charge coverage ratio ("Fixed Charge Coverage Ratio") which is defined as Bank EBITDA less cash taxes compared to Fixed Charges.

◦	"Fixed Charges" is defined as cash interest, scheduled payments on debt, unfunded cash distributions by the Company and unfunded capital expenditures.
The Credit Facility amendment resulted in an amendment to the Fixed Charge Coverage Ratio Calculation to exclude the initial November 23, 2018 fleet purchase and associated capital expenditures until the end of Q1 2019 from the calculation of fixed charges. The Fixed Charge Coverage Ratio is to be maintained at a ratio greater than 1.15:1. Under the Previous Credit Facility, the Fixed Charge Coverage Ratio is to be maintained at a ratio greater than 1.15:1. As at December 31, 2018, the Company was in compliance with its financial covenants.
The Credit Facility bears interest at Canadian prime rate, U.S. Dollar Base Rate, Canadian bankers’ acceptance rate or London interbank offered rate ("LIBOR") (all such terms as used or defined in the Credit Facility), plus applicable margins. The Company is also subject to non-refundable standby fees, 0.35% to 0.70% depending on the Company's Total Debt / Bank EBITDA Ratio. Total debt ("Total Debt") is defined in the Credit Facility as long term debt including capital leases and letters of credit, excluding Convertible Debentures, deferred financing costs, the mortgage related to NACG Acheson Ltd., and other non-recourse debt. The Credit Facility includes improved pricing and is secured by a first priority lien on all of the Company's existing and after-acquired property.
ii) Affiliate and joint venture credit facilities:

	December 31, 2018	December 31, 2017
Current portion of Nuna Credit Facility	$1,167	$—
Long term portion of Nuna Credit Facility	1,751	—
	$2,918	$—
On December 8, 2018, Nuna renewed a previously existing Facility and Security Agreement with ATB Financial ("the Nuna Credit Facility") with the following instruments:

•
The first instrument is an operating loan facility which allows borrowings of up to $5.0 million and bears interest at Canadian prime rate, plus applicable margins. The loan is secured by a lien on all of the Nuna existing and after-acquired property. As at December 31, 2018, the unused borrowing availability was $5.0 million.

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The second instrument is a non-revolving reducing loan facility which allows borrowings of up to $3.1 million, which is used to finance equipment. The facility bears interest at Canadian prime rate, plus applicable margins. The loan is secured by a lien on all of Nuna's existing and after-acquired property.

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The third instrument is an equipment financing facility which allows borrowings of up to $5.5 million. The maximum loan amount is available in one or multiple financing schedules with a maximum financing term of 60 months. As at December 31, 2018, there was $2.9 million in loans outstanding (at a 100% basis).

The Nuna Credit Facilities have three financial covenants that must be tested. As of December 31, 2018, Nuna was in compliance with its covenants.
c) Convertible Debentures
On March 15, 2017, the Company issued $40.0 million in aggregate principal amount of 5.50% convertible unsecured subordinated debentures (the "Convertible Debentures") which mature on March 31, 2024. The Company pays interest at an annual rate of 5.50%, payable semi-annually on March 31 and September 30.
The Convertible Debentures may be converted into common shares of the Company at the option of the holder at a conversion price of $10.85 per common share, which is equivalent to approximately 92.1659 common shares per $1,000 principal amount of notes.
The Convertible Debentures are redeemable at the option of the Company, in whole or in part, at any time on or after March 31, 2020 at a redemption price equal to the principal amount, plus accrued and unpaid interest accrued to the redemption date, provided that the market price of the common shares is at least 125% of the conversion price; and on or after March 31, 2022 at a redemption price equal to the principal amount, plus accrued and unpaid interest accrued to the redemption date. The Convertible Debentures are not redeemable prior to March 31, 2020, except under certain conditions after a change in control has occurred.
If a change in control occurs, the Company is required to offer to purchase all of the Convertible Debentures at a price equal to 101% of the principal amount plus accrued and unpaid interest to the date of purchase.
d) Mortgage
In November 2018, the Company entered into a 25-year mortgage with the Business Development Bank of Canada ("BDC") for $19.9 million. The mortgage bears interest for the first five years at a fixed rate of 4.80% and has an expiration date of January 2044. The mortgage is secured by a first security interest in the Company's equipment maintenance and rebuild facility with attached head office in Acheson, Alberta.
e) Deferred financing costs

	December 31, 2018	December 31, 2017
Cost	$2,227	$2,133
Accumulated amortization	454	198
	$1,773	$1,935

During the year ended December 31, 2018, financing fees of $94 were incurred in connection with obtaining the mortgage. These fees are being amortized using the effective interest method over the term to maturity.
Amortization of these deferred financing costs included in interest expense for the year ended December 31, 2018 was $256 (2017 – $344) (note 21).